Inventories (Details) - Schedule of inventories - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Schedule of inventories [Abstract]
Raw materials	$ 166	$ 116
Inventory in progress	1,280	1,299
Finished goods	4,433	4,389
Net – advances from customers	(1,063)	(933)
Inventories	$ 4,816	$ 4,871